Restructuring Expenses (Tables)	3 Months Ended
Mar. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Activities and Related Reserves
Details of all restructuring activities and the related reserves for the three months ended March 31, 2019 were as follows:

(In thousands)	Personnel expenses	Demolition and Removal costs	Ground remediation costs	Other	Total
Provision at January 1, 2019	$2,334	$2,541	$2,939	$844	$8,658
Charges	61	9	19	—	89
Cash paid	(103)	(1,234)	(19)	(4)	(1,361)
Foreign currency translation adjustment	(44)	(35)	(22)	(8)	(108)
Provision at March 31, 2019	$2,248	$1,281	$2,917	$832	$7,278